Investments and Derivative Instruments (Details Textual) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2012 Security		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 loans Security		Dec. 31, 2011		Dec. 31, 2010
Percentage of largest exposure to invested assets	10.00%										10.00%
Exposures in commercial real estate sector percentage of invested assets	10.00%					14.00%					10.00%		14.00%
Company's exposures in municipal investments sector percentage of invested assets	8.00%					9.00%					8.00%		9.00%
Company's exposures in basic industry sector percentage of invested assets	8.00%					9.00%					8.00%		9.00%
Number of securities included in AFS securities in unrealized loss position	1,244										1,244
Percentage of gross unrealized losses depressed	83.00%										83.00%
Securities depressed to cost or amortized cost lower limit	20.00%										20.00%
Number of years to maturity for securities concentrated in financial services sector											10 years
Carrying value of mortgage loans valuation allowance	$ 189,000,000					$ 347,000,000					$ 189,000,000		$ 347,000,000
Debt securities carrying amount	47,000,000					57,000,000					47,000,000		57,000,000
Subsequent impairment	3,000,000					4,000,000					3,000,000		4,000,000
Current weighted average loan to value ratio of commercial mortgage loan	61.00%										61.00%
Weighted average loan to value ratio of commercial mortgage loan	63.00%										63.00%
Avg Debt-Service Coverage Ratio	2.34										2.34
Principoal amount of delinquent loans											1
Limited partnerships and other alternative investments	1,372,000,000					1,376,000,000					1,372,000,000		1,376,000,000
Assets	215,891,000,000					221,787,000,000					215,891,000,000		221,787,000,000
Liabilities	205,508,000,000					212,876,000,000					205,508,000,000		212,876,000,000
Net Investment Income											2,536,000,000		2,572,000,000		2,612,000,000
Net income	(25,000,000)		203,000,000	87,000,000	289,000,000	191,000,000		(499,000,000)	319,000,000	233,000,000	554,000,000		244,000,000		699,000,000
Collateral amount equal to at least	95.00%										95.00%
Securities loaned or sold under agreements to repurchase	1,600,000,000										1,600,000,000
Securities sold under agreements to repurchase	(1,600,000,000)										(1,600,000,000)
Notional amount of interest rate fair value hedge derivatives	5,100,000,000					5,100,000,000					5,100,000,000		5,100,000,000
Notional Amount	205,854,000,000					196,608,000,000					205,854,000,000		196,608,000,000
Decrease in notional amount of hedging instruments											39,200,000,000		27,300,000,000
Net Increase in Notional Amount											11,900,000,000
Cash flow hedge gain (loss) to be reclassified within											140,000,000
Fair value collateral pledged	370,000,000					762,000,000					370,000,000		762,000,000
Fair value of accepted collateral	2,700,000,000					2,400,000,000					2,700,000,000		2,400,000,000
Cash collateral received	2,200,000,000					1,900,000,000					2,200,000,000		1,900,000,000
Fair value of securities on deposit	14,000,000					14,000,000					14,000,000		14,000,000
Variable interest entity liabilities for other liabilities	111,000,000	[1]				477,000,000	[1]				111,000,000	[1]	477,000,000	[1]
Reclassified to earnings											91,000,000		0		1,000,000
Gross gains and losses on sales and impairments reported in AOCI											(55,000,000)		75,000,000		(190,000,000)
Equity Securities [Member]
Change in unrealized holding gain (loss)											0		1,000,000		5,000,000
Government of Japan Government of United Kingdom And T And T Inc [Member]
Percentage of largest exposure to invested assets	2.30%										2.30%
Jp Morgan Chase and Co Wells Fargo and Co and At and T Inc [Member]
Percentage of largest exposure to invested assets						1.20%							1.20%
Commercial [Member]
Investment delinquency period											90 days or more
Recorded investment 90 days past due and still accruing	32,000,000										32,000,000
Allowance for credit losses	0										0
Variable Interest Entity, Not Primary Beneficiary [Member]
Carrying amount assets	344,000,000										344,000,000
Carrying amount liabilities	319,000,000										319,000,000
Maximum loss exposure	6,000,000										6,000,000
Limited Partner [Member]
Limited partnerships and other alternative investments	1,400,000,000										1,400,000,000
Outstanding commitments to fund limited partnership and other alternative investments	269,000,000										269,000,000
Aggregate investment loss percentage of Company's pre-tax consolidated net income, minimum											10.00%
Assets	75,300,000,000					75,700,000,000					75,300,000,000		75,700,000,000
Liabilities	9,600,000,000					13,800,000,000					9,600,000,000		13,800,000,000
Net Investment Income											900,000,000		1,200,000,000		927,000,000
Net income											6,500,000,000		8,100,000,000		9,700,000,000
International Program Hedging Instruments [Member]
Notional Amount	48,448,000,000					28,719,000,000					48,448,000,000		28,719,000,000
International Program Hedging Instruments [Member] | Foreign Exchange Forward [Member]
Notional Amount	9,327,000,000	[2]				8,622,000,000	[2]				9,327,000,000	[2]	8,622,000,000	[2]
International Program Hedging Instruments [Member] | Equity Swap [Member]
Notional Amount	2,683,000,000					392,000,000					2,683,000,000		392,000,000
International Program Hedging Instruments [Member] | Net Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	100,000,000					7,200,000,000					100,000,000		7,200,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	4,700,000,000					7,900,000,000					4,700,000,000		7,900,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Equity Swap [Member]
Notional Amount	43,800,000,000					28,000,000,000					43,800,000,000		28,000,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	4,600,000,000					700,000,000					4,600,000,000		700,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Equity Swap [Member]
Notional Amount	4,600,000,000					700,000,000					4,600,000,000		700,000,000
Basket Credit Default Swaps [Member] | Standard Market Indices of Diversified Portfolios [Member]
Standard market indices of diversified portfolios of corporate issuers	2,400,000,000					2,700,000,000					2,400,000,000		2,700,000,000
Basket Credit Default Swaps [Member] | Customized Diversified Portfolios [Member]
Amount of customized diversified portfolios of corporate issuers						478,000,000							478,000,000
JAPAN [Member] | Three Win Related Foreign Currency Swaps [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											189,000,000		(100,000,000)		(273,000,000)
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											245,000,000		(129,000,000)		(332,000,000)
Retirement [Member]
OTTI losses recognized in other comprehensive income											173,000,000
Repurchase Agreement and Dollar Roll [Member]
Cash collateral received	$ 1,600,000,000										$ 1,600,000,000

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.